FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21430

Name of Registrant:	USA REIT FUND LLC

Address or Principal Office:	425 Walnut Street, Cincinnati, Ohio, 45202, USA

Name or Address of Agency for Service:	Delaware Corporate Organizers Inc.
1201 N. Market Street, 18th Floor
Wilmington, New Castle County
Delaware, 19801, USA

Registrant's Telephone Number:	414-287-3744

Date of Fiscal Year End:	December 31, 2004

Date of Reporting Period:	September 30, 2004

Item 1.       Schedule of Investments

The shareholders passed a special resolution on September 27, 2004 to liquidate, dissolve and wind up the Fund. The portfolio was liquidated by October 13, 2004 and on October 20, 2004 a substantial liquidating dividend was declared to shareholders of record on October 29, 2004 and paid on November 1, 2004.

				Market	Market
				Value	Value
		Cost (USD)	Cost (CDN)	(USD)	(CDN)
No. of
Units

993,113	Money Market Funds	$765,319	$993,113	$765,319	$968,548

No. of
Shares	Common Stocks

	Apartments

7,600	AMLI Residential Properties Trust	203,415	269,520	232,180	293,835

8,100	Town & Country Trust	197,457	261,543	206,145	260,887

4,000	Gables Residential Trust	130,165	172,429	136,600	172,874

	Mid-America Apartment Communities,
1,000	Inc.	32,640	43,259	38,950	49,293
	Apartment Investment & Management
1,000	Company	32,715	43,068	34,780	44,015

		596,392	789,819	648,655	820,904

	Diversified

20,500	Colonial Properties Trust	794,261	1,056,013	824,510	1,043,459

36,700	Crescent Real Estate Equities Company	582,372	768,488	577,658	731,055

12,300	iStar Financial Inc.	467,231	622,076	507,129	641,797

5,800	Lexington Corporate Properties Trust	114,177	152,493	125,918	159,356

		1,958,041	2,599,070	2,035,215	2,575,667

	Freestanding

45,500	Commercial Net Lease Realty, Inc.	796,325	1,055,025	829,010	1,049,154

8,200	Getty Realty Corp.	200,589	270,482	215,004	272,098

4,100	U.S. Restaurant Properties, Inc.	62,587	82,392	69,249	87,638

		1,059,501	1,407,899	1,113,263	1,408,890

	Healthcare

30,300	Healthcare Realty Trust	1,061,130	1,407,174	1,182,912	1,497,034

48,000	Nationwide Health Properties, Inc.	868,988	1,151,156	996,000	1,260,488

32,600	Health Care Property Investors, Inc.	792,381	1,049,596	847,600	1,072,680

47,400	Senior Housing Properties Trust	787,435	1,043,540	844,668	1,068,970

18,900	Health Care REIT, Inc.	640,337	852,467	665,280	841,945

18,300	Omega Healthcare Investors, Inc.	157,188	207,888	196,908	249,197

2,700	Universal Health Realty Income Trust	75,511	101,650	81,810	103,535

		4,382,970	5,813,471	4,815,178	6,093,849

	Industrial Properties

18,200	First Industrial Realty Trust, Inc.	611,598	807,506	671,580	849,918

	Industrial/Office Properties

2,200	Liberty Property Trust	82,872	109,773	87,648	110,923

	Lodging-Resorts

13,900	Hospitality Properties Trust	574,186	761,323	590,611	747,448

	Office Properties

21,600	Arden Realty, Inc.	630,114	834,971	703,728	890,603

22,900	Maguire Properties, Inc.	505,044	669,755	556,699	704,530

12,500	Prentiss Properties Trust	393,462	521,490	450,000	569,498

9,200	Mack-Cali Realty Corporation	370,741	491,083	407,560	515,788

19,400	Glenborough Realty Trust, Inc.	356,558	473,253	402,938	509,938

14,400	Equity Office Properties Trust	402,974	533,924	392,400	496,602

26,600	HRPT Properties Trust	264,679	350,705	292,334	369,963

10,000	Brandywine Realty Trust	270,942	358,983	284,800	360,429

5,700	Highwoods Properties, Inc.	135,671	179,647	140,277	177,528

4,200	CarrAmerica Realty Corporation	125,717	166,486	137,340	173,811

		3,455,902	4,580,297	3,768,076	4,768,690

	Regional Malls

15,300	Glimcher Realty Trust	327,431	434,089	371,790	470,519

	Self-Storage Facilities

19,100	Public Storage, Inc. Class A	562,425	745,664	538,620	681,651

6,200	Sovran Self Storage, Inc.	215,919	286,202	242,916	307,422

		778,344	1,031,866	781,536	989,073

	Shopping Centers
	Heritage Property Investment Trust,
23,300	Inc.	658,065	872,087	679,661	860,145

21,500	New Plan Excel Realty Trust	529,424	701,615	537,500	680,233

7,600	Ramco-Gershenson Properties Trust	194,963	260,110	205,808	260,460

		1,382,452	1,833,812	1,422,969	1,800,838

	Specialty Properties

2,100	Entertainment Properties Trust	73,725	99,270	79,380	100,459

5,200	American Financial Realty Trust	73,256	98,622	73,372	92,856

		146,981	197,892	152,752	193,315

	Total Common Stocks	$ 15,356,670	$ 20,366,817	$ 16,459,273	$ 20,830,034

				Market	Market
				Value	Value
		Cost (USD)	Cost (CDN)	(USD)	(CDN)
No. of
Shares	Preferred Stocks

	Apartments

	Apartment Investment & Management
10,000	Co. - Series T, 8%	$ 258,000	$ 330,962	$ 249,300	$ 315,502
	Mid-America Apartment Communities,
8,000	Inc. - Series H, 8.3%	212,400	279,051	206,160	260,906
	Mid-America Apartment Communities,
1,100	Inc. - Series F, 9.25%	29,975	38,375	30,140	38,143

		500,375	648,388	485,600	614,551

	Diversified

	Crescent Real Estate Equities Company
8,000	- Series B, 9.5%	222,560	294,725	217,600	275,384

	Industrial/Office Properties

	Bedford Property Investors, Inc. -
4,200	Series B, 7.625%	105,000	137,319	107,100	135,540

	Lodging/Resorts

40,000	Innkeepers USA Trust - Series C, 8%	1,000,000	1,330,300	1,012,000	1,280,737

40,000	Winston Hotels, Inc. - Series B, 8%	1,000,000	1,300,350	996,000	1,260,488
	Hospitality Properties Trust - Series B,
4,800	8.875%	132,768	169,976	131,040	165,837
	LaSalle Hotel Properties - Series A,
3,000	10.25%	86,400	114,415	83,700	105,927

		2,219,168	2,915,041	2,222,740	2,812,989

	Manufactured Homes

	Affordable Residential Communities
8,000	Inc. - Series A, 8.25%	200,000	263,940	204,080	258,273

	Office Properties

	Maguire Properties, Inc. - Series A,
40,000	7.625%	1,000,000	1,297,650	996,000	1,260,488
	HRPT Properties Trust - Series A,
8,000	9.875%	224,400	297,162	218,240	276,194

8,000	CRT Properties, Inc. - Series A, 8.5%	217,520	288,051	210,800	266,778
	Alexandria Real Estate Equities, Inc. -
3,000	Series B, 9.1%	84,526	111,934	81,060	102,585

		1,526,446	1,994,797	1,506,100	1,906,045

	Regional Malls

	Glimcher Realty Trust - Series G,
44,900	8.125%	1,124,362	1,467,604	1,142,705	1,446,150
	Glimcher Realty Trust - Series F,
12,000	8.75%	322,800	427,468	317,880	402,293

8,000	The Mills Corporation - Series C, 9%	220,800	292,394	220,000	278,421

8,000	The Mills Corporation - Series B, 9%	222,400	282,593	217,440	275,181
	The Mills Corporation - Series E,
7,000	8.75%	190,400	252,137	189,000	239,189
	CBL & Associates Properties, Inc. -
3,000	Series B, 8.75%	165,150	218,700	161,250	204,070

		2,245,912	2,940,896	2,248,275	2,845,304

	Shopping Centers

	Kramont Realty Trust - Series E,
40,000	8.25%	1,000,000	1,311,400	1,062,800	1,345,027
	Developers Diversified Realty Corp. -
5,000	Series F, 8.6%	134,250	177,781	134,000	169,583
	Federal Realty Investment Trust -
3,000	Series B, 8.5%	82,350	109,052	81,180	102,737

		1,216,600	1,598,233	1,277,980	1,617,347

	Specialty Properties

	Entertainment Properties Trust - Series
8,000	A, 9.50%	221,582	285,926	216,800	274,371

	Total Preferred Stocks	8,457,643	11,079,265	8,486,275	10,739,804

	Total	$ 24,579,632	$ 32,439,195	$ 25,710,867	$ 32,538,386

Item 2.      Controls and Procedures

  The fund's Fair Disclosure Policy and internal controls policy have been approved by the Board. The Chief Executive Officer and the Chief Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

  There were no changes in the Fund's internal controls during the last quarter.

Item 3.      Exhibits

Exhibit A     Certification of Chief Executive Officer
Exhibit B      Certification of Chief Financial Officer

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed its behalf by the undersigned, thereunto duly authorized.

USA REIT FUND LLC

By:	/s/ Peter A. Braaten
Peter. A Braaten
Chief Executive Officer

Date:	November 29, 2004

Pursuant to the Securities and Exchange act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter A. Braaten
Peter. A Braaten
Chief Executive Officer

Date:	Nobember 29, 2004

By:	/s/ David E. Roode
David E. Roode
Chief Financial Officer

Date:	November 29, 2004